Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance Costs [Abstract]
Interest expense on loan due to a related company			$ 312
Interest expense on loan due to a shareholder	298	351
Interest expense on loan due to bank borrowings		114	10
Interest expense on loan due to other borrowings	94	84
Total	$ 392	$ 549	$ 322